Changes in Accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Apr. 30, 2018	Jan. 31, 2018
Disclosure of significant accounting policies [line items]
Balance at beginning of period	$ 36,083	$ 35,116	$ 33,546
Retained earnings [member]
Disclosure of significant accounting policies [line items]
Balance at beginning of period	$ 19,101	18,543	$ 17,412	$ 16,701	$ 15,957
Retained earnings [member] | Impact of adopting IFRS [member] | IFRS 15 [member]
Disclosure of significant accounting policies [line items]
Balance at beginning of period		$ 6